Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Schedule of non-controlling interests in subsidiaries - balance Sheet
As of December 31
2024	2023
$ millions	$ millions

Current assets	270	278
Non-current assets	365	376
Current liabilities	(96)	(102)
Non-current liabilities	(38)	(43)
Equity	(501)	(509)

Schedule of non-controlling interests in subsidiaries - profit and Loss

For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Sales	579	546	723
Operating Income	152	105	146
Depreciation and amortization	37	33	34
Operating income before depreciation and amortization	189	138	180
Net Income	114	85	116
Total Comprehensive income	103	71	78